Amounts Recognized in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Net loss	$ 754	$ 693	$ 678
Total recognized in accumulated other comprehensive income	$ 754	$ 693	$ 678	$ 678